UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   212-233-8040
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        8/13/07
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 06/30/07
                              RUN DATE: 06/30/07

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   48
                                        --------------------

Form 13F Information Table Value Total:           $125,313
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       6,290   237,800                 SOLE          0      237,800
 ADMINISTAFF INC                  COM         007094105         422    12,600                 SOLE          0       12,600
 AGILYSYS INC                     COM         00847J105       1,417    62,993                 SOLE          0       62,993
 AMEDISYS INC                     COM         023436108       1,583    43,563                 SOLE          0       43,563
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,221    75,300                 SOLE          0       75,300
 BELDEN INC                       COM         77459105        2,065    37,300                 SOLE          0       37,300
 CACI INTERNATIONAL INC           COM         127190304         195         0                 SOLE          0            0
 CHECKPOINT SYSTEMS INC           COM         162825103       3,507   138,900                 SOLE          0      138,900
 CIMAREX ENERGY                   COM         171798101       5,088   129,100                 SOLE          0      129,100
 COGNEX CORP                      COM         192422103         867    38,525                 SOLE          0       38,525
 COHERENT INC                     COM         192479103       3,590   117,673                 SOLE          0      117,673
 COMMSCOPE INC                    COM         203372107       1,905    32,650                 SOLE          0       32,650
 CRANE CO                         COM         224399105       4,222    92,900                 SOLE          0       92,900
 CSG SYS INTL INC                 COM         126349109       6,940   261,786                 SOLE          0      261,786
 CURTISS WRIGHT CORP              COM         231561101       3,510    75,300                 SOLE          0       75,300
 CYMER INC                        COM         232572107       2,517    62,617                 SOLE          0       62,617
 DATASCOPE CORP                   COM         238113104       1,064    27,794                 SOLE          0       27,794
 EFUNDS CORP                      COM         28224R101         589    16,700                 SOLE          0       16,700
 FORWARD AIR CORPORATION          COM         349853101       1,273    37,351                 SOLE          0       37,351
 FTD GROUP INC                    COM         30267U108         944    51,300                 SOLE          0       51,300
 GARDNER DENVER INC               COM         365558105         672    15,800                 SOLE          0       15,800
 GLOBAL PAYMENTS INC              COM         37940X102       6,317   159,320                 SOLE          0      159,320
 GREATBATCH INC                   COM         39153L106       1,102    34,022                 SOLE          0       34,022
 HEARTLAND EXPRESS INC            COM         422347104         413    25,333                 SOLE          0       25,333
 KAYDON CORP                      COM         486587108       8,146   156,291                 SOLE          0      156,291
 LHC GROUP INC                    COM         50187A107         655    25,000                 SOLE          0       25,000
 LINCOLN EDUCATIONAL SERVICES     COM         533535100         732    49,228                 SOLE          0       49,228
 MARINE PRODUCTS CORP             COM         568427108       1,449   176,032                 SOLE          0      176,032
 THE MEN'S WEARHOUSE INC          COM         587118100         664    13,000                 SOLE          0       13,000
 MIDDLEBY CORP                    COM         596278101       1,740    29,084                 SOLE          0       29,084
 MKS INSTRUMENTS INC              COM         55306N104       7,402   267,232                 SOLE          0      267,232
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       2,500    45,450                 SOLE          0       45,450
 MTS SYS CORP                     COM         553777103       2,857    63,968                 SOLE          0       63,968
 MUELLER INDUSTRIES INC           COM         624756102         844    24,500                 SOLE          0       24,500
 NCI BLDG SYS INC                 COM         628852105         671    13,600                 SOLE          0       13,600
 PEROT SYSTEMS CORP SERIES A      COM         714265105       4,255   249,700                 SOLE          0      249,700
 PHARMACEUTICAL PROD DEV INC      COM         717124101       2,632    68,776                 SOLE          0       68,776
 PROVIDENCE SERVICE CORP          COM         743815102       2,500    93,581                 SOLE          0       93,581
 RADIATION THERAPY SERVICES       COM         750323206       5,622   213,451                 SOLE          0      213,451
 REGAL BELOIT                     COM         758750103         479    10,300                 SOLE          0       10,300
 ROLLINS INC                      COM         775711104       2,674   117,450                 SOLE          0      117,450
 SIMPSON MANUFACTURING CO INC     COM         829073105       2,488    73,750                 SOLE          0       73,750
 SRA INTERNATIONAL INC-CL A       COM         78464R105         581    23,000                 SOLE          0       23,000
 TECHNITROL INC                   COM         878555101       5,151   179,650                 SOLE          0      179,650
 VARIAN SEMICONDUCTOR EQPT ASSOC  COM         922207105       1,298    32,394                 SOLE          0       32,394
 VITAL SIGNS INC                  COM         928469105       1,910    34,382                 SOLE          0       34,382
 W-H ENERGY SERVICES INC          COM         92925E108       2,223    35,900                 SOLE          0       35,900
 WABTEC CORP                      COM         929740108       7,125   195,050                 SOLE          0      195,050
